Consolidated Statements of Cash Flows (Audited) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income	$ (28,859)	$ (635,275)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and Amortization	183,205	190,806
Gain on fixed asset disposal	(13)	0
Fixed assets write-off	0	132
Share-based compensation	20,000	127,500
Bad debt expense	(137,846)	154,476
Loss from equity investment	6,690	11,199
Changes in operating assets and liabilities:
Accounts receivable	106,865	(205,479)
Product inventories	34,359	(42,734)
Prepaid expenses and other current assets	370,474	(108,592)
Trade accounts and other payables	(1,017,089)	(263,265)
Amount due from related parties	31,384	(24,706)
Amount due to related parties	(34,246)	(75,295)
Other non-current asset
Net cash provided (used) by operating activities	(465,076)	(871,233)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(22,665)	0
Investment in construction in progress	0	0
Proceeds from sale of fixed assets	29	0
Purchase of intangible assets	(5,653)	(3,173)
Net cash used in investing activities	(28,289)	(3,173)
Cash Flows from Financing activities:
Issuance of common shares and warrants for cash, net of issuance costs	224,997	1,370,257
Proceeds from convertible notes payable	135,000	0
Net cash provided by financing activities	359,997	1,370,257
Effect of exchange rate changes on cash and cash equivalents	(6,404)	(12,002)
Net increase (decrease) in cash and cash equivalents	(139,772)	483,849
Cash and cash equivalents at the beginning of year	608,001	124,152
Cash and cash equivalents at the end of year	468,229	608,001
Cash paid during the period for: Income Tax	0	0
Cash paid during the period for: Interest	28,319	29,400
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION
Ordinary shares issued upon warrant conversion	$ 0	$ 0